--------------------------------------------------------------------------------
                                                      ANNUAL REPORT
                                                       MAY 31, 2000
--------------------------------------------------------------------------------

   ATALANTA/SOSNOFF INVESTMENT TRUST
  101 Park Avenue o New York, NY 10178
   toll free 1-877-SOSNOFF (767-6633)
   website o www.atalantasosnoff.com
  e-mail o asfund@atalantasosnoff.com

           BOARD OF TRUSTEES
           Howard A. Drucker
           Anthony G. Miller
            Toni E. Sosnoff                               [LOGO]
            Irving L. Straus
             Aida L. Wilder

            INVESTMENT ADVISER
Atalanta/Sosnoff Capital Corp. (Delaware)
   101 Park Avenue o New York, NY 10178

               DISTRIBUTOR
 Atalanta/Sosnoff Management Corporation
   101 Park Avenue o New York, NY 10178

              TRANSFER AGENT
     Integrated Fund Services, Inc.               ATALANTA/SOSNOFF FUND
P.O. Box 5354 o Cincinnati, OH 45201-5354       ATALANTA/SOSNOFF FOCUS FUND
                                                ATALANTA/SOSNOFF VALUE FUND
                                              ATALANTA/SOSNOFF BALANCED FUND

--------------------------------------------------------------------------------
                                                            [LOGO]
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                             JULY 25, 2000
================================================================================

Dear Shareholder:

For the year ended May 31, 2000, the Atalanta/Sosnoff Fund returned 20.99% compared with the S&P 500 Index return of 10.49%. For the year ended June 30, 2000, the Atalanta/Sosnoff Fund returned 22.76% compared with 7.26% for the S&P 500 Index.

The Atalanta/Sosnoff Focus Fund returned 21.60% for the period July 1, 1999 (date of inception) to May 31, 2000 compared with the S&P 500 Index return of 4.68%. For the year ended June 30, 2000, Atalanta/Sosnoff Focus Fund returned 27.70% compared with the S&P 500 Index return of 7.26%.

The Atalanta/Sosnoff Value Fund returned 6.80% for the period July 1, 1999 (date of inception) to May 31, 2000 compared with the S&P 500 Index return of 4.68%. For the year ended June 30, 2000, Atalanta/Sosnoff Value Fund returned 6.80% and the S&P 500 Index returned of 7.26%.

The Atalanta/Sosnoff Balanced Fund returned 12.98% for the period July 1, 1999 (date of inception) to May 31, 2000 compared with 2.40% for the Lehman Brothers Intermediate Government/Credit Bond Index and 4.68% for the S&P 500 Index. For the year ended June 30, 2000, the Atalanta/Sosnoff Balanced Fund returned 16.50% compared with 4.21% for the Lehman Brothers Intermediate Government/Credit Bond Index and 7.26% for the S&P 500 Index.

                                      o o o

The economy seems headed for a soft landing. Federal Reserve Board tightening is beginning to impact the consumer sector and could lead to a deceleration of capital spending which has been on a roll over the past five years. The latest reading on auto sales shows some easing as do retail sales, particularly soft goods. Housing starts have weakened with conventional mortgage rates over 8.6 percent.

Securities markets participants so far cannot make up their minds on the economy. The bond crowd, as witnessed by the decline in yields for 10-year Treasuries, is more focused on a hard landing. The equity players are voting for a soft landing as seen by the recent weeks' action for major sector groups. NASDAQ tech stocks have rebounded about 20 percent off their recent lows while drug stocks, and benchmark non-durables like Coca-Cola and Proctor & Gamble, have softened.

Reading the weekly and monthly entrails of economic statistics and drawing definitive conclusions is always dangerous but there is sufficient evidence to conclude that the economic pace of recent quarters, over 5 percent GDP momentum, is over. To suggest a recession is around the corner is a huge extrapolation unless the stock market corrects at least 20 percent (not our call).

The investment wealth in the country built up over the past five years is enormous. Add in a full employment economy, tame inflation, low capacity utilization for industry, high rates of return on equity for the S&P 500 stocks and a strong dollar, and our conclusion is that most macro-economic forces are benevolent for the country, the economy and securities markets. Even the Presidential candidates are close to each other with conservative stands on tax reduction, utilization of the budget surplus and free trade policy.

================================================================================

We no longer expect the Federal Reserve Board will feel the need to continue its policy of gradual tightening throughout this year. The yield curve will remain inverted but won't be forecasting the next recession. We have begun to lengthen bond portfolio duration for balanced and fixed income accounts, adding Ginnie Mae securities yielding 170 points over 10-year Treasuries.

Our working hypothesis of a soft landing has meaning for equity sector weightings. We have reduced holdings in the retail sector and have stopped the selling down of tech stocks, now about 28 percent of equity holdings, compared with over 30 percent for the index. We have completed our rotation into health care, insurance, oil service and non-durables, and expect these actions to have value added over ensuing quarters. With few exceptions, we have reduced stocks with excessive valuations. We expect the health care sector and the financials to reassert their leadership later in the year as the expectation of a slowing economy gains credibility. If oil quotes hold at $25 a barrel or better, the drillers should gain followers and are early in their recovery cycle. Software positions like Microsoft and Computer Associates hurt performance and this exposure is minimal at present.

The market, after its moderate but concentrated correction early in April and late in May, still stands at 24 times our projection of S&P earnings 12-months forward. Keep in mind the median multiple for the S&P Index is mid-teens.
Greenspan should think about this, too. The public needs to rein in its expectations on future stock market returns. Volatility on a daily basis is rising and the market is unforgiving of corporate earnings shortfalls.

We are committed to delivering good long-term results to you by continuing to invest in those companies where we believe earnings are accelerating over a long cycle. Corning Glass is a good example, where we have recently added to an established portfolio position of some concentration.

With all good wishes,


Martin T. Sosnoff

ATALANTA/SOSNOFF INVESTMENT TRUST
PERFORMANCE
================================================================================

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative total returns show the fund's performance in percentage terms over a set period (one year or since inception). For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment  would  be  $1,050.  You  can  compare  the  fund's  returns  to  the
performance   of   the   Standard   and   Poor's   500   Index   --   a   market
capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the Lipper Large-Cap Core Index, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 Over the Life of the Fund allows you to track a hypothetical investment over a period of time to reflect the growth of the investment. The value of the $10,000 investment can be compared to the Standard and Poor's 500 Index return over a comparable period of time.

Understanding Performance -- How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

ATALANTA/SOSNOFF INVESTMENT TRUST
PERFORMANCE (CONTINUED)
================================================================================

           Comparison of the Change in Value of a $10,000 Investment in the Atalanta/Sosnoff Fund and the S&P 500 Index

[GRAPHIC OMITTED]

                                             5/31/00
                                             -------
Atalanta/Sosnoff Fund                        $14,930
S&P 500 Index                                $13,401

                         ------------------------------
                              Atalanta/Sosnoff Fund
                           Average Annual Total Return

                         Since Inception*        22.70%
                         1 Year                  20.99%
                         ------------------------------

            Past performance is not predictive of future performance.

              *Initial public offering of shares was June 17, 1998.


            Comparison of the Change in Value of a $10,000 Investment in the Atalanta/Sosnoff Focus Fund and the S&P 500 Index

[GRAPHIC OMITTED]

                                             5/31/00
                                             -------
Atalanta/Sosnoff Focus Fund                  $12,160
S&P 500 Index                                $10,468

                         ------------------------------
                           Atalanta/Sosnoff Focus Fund
                                  Total Return

                         Since Inception*        21.60%
                         ------------------------------

            Past performance is not predictive of future performance.

              *Initial public offering of shares was July 1, 1999.

ATALANTA/SOSNOFF INVESTMENT TRUST
PERFORMANCE (CONTINUED)
================================================================================

            Comparison of the Change in Value of a $10,000 Investment in the Atalanta/Sosnoff Value Fund and the S&P 500 Index

[GRAPHIC OMITTED]

                                             5/31/00
                                             -------
Atalanta/Sosnoff Value Fund                  $10,680
S&P 500 Index                                $10,468

                         ------------------------------
                           Atalanta/Sosnoff Value Fund
                                  Total Return

                         Since Inception*         6.80%
                         ------------------------------

            Past performance is not predictive of future performance.

              *Initial public offering of shares was July 1, 1999.


        Comparison of the Change in Value of a $10,000 Investment in the Atalanta/Sosnoff Balanced Fund, Lehman Brothers Intermediate Government/Credit
    Bond Index, S&P 500 Index and 65% S&P 500 Index/35% Lehman Brothers
                   Intermediate Government/Credit Bond Index

[GRAPHIC OMITTED]

                                             5/31/00
                                             -------
Atalanta/Sosnoff Balanced Fund               $11,298
Lehman Brothers Intermediate
 Government/Credit Bond Index                $10,240
S&P 500 Index                                $10,468
65% S&P Index/35% Lehman Brothers
 Intermediate Government/Credit Bond Index   $10,412

                         ------------------------------
                         Atalanta/Sosnoff Balanced Fund
                                  Total Return

                         Since Inception*        12.98%
                         ------------------------------

            Past performance is not predictive of future performance.

              *Initial public offering of shares was July 1, 1999.

ATALANTA/SOSNOFF FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF MAY 31, 2000)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF MAY 31, 2000)

                                                         % OF
     STOCK                         SECTOR             PORTFOLIO
     ----------------------------------------------------------

     R&B Falcon                    Energy                4.1%
     American Home Products        Health Care           4.1%
     Wellpoint Health Networks     Health Care           3.6%
     XL Capital Limited            Financial             3.6%
     Merck                         Health Care           3.6%
     Intel                         Technology            3.4%
     IBM                           Technology            3.2%
     AT&T Corporation -
     Liberty Media Group - Class A Consumer Staples      3.1%
     Ace Limited                   Financial             3.0%
     Johnson & Johnson             Health Care           2.8%
                                                        -----
                                     TOTAL:             34.5%

COMPARATIVE PERFORMANCE

                                       TOTAL RETURNS        AVERAGE ANNUAL TOTAL RETURNS
                                      ---------------    ---------------------------------
                                      SINCE INCEPTION*    YEAR ENDED      SINCE INCEPTION*
                                      TO MAY 31, 2000    JUNE 30, 2000    TO JUNE 30, 2000
                                      ---------------    -------------    ----------------
Atalanta/Sosnoff Fund                       49.3%            22.8%              23.9%
Morningstar Large Cap Blend Category         n/a              8.9%               n/a
Lipper Large-Cap Core Index                 32.5%            11.5%              16.8%
S&P 500 Index                               34.0%             7.3%              16.8%

   * Inception (June 17, 1998)

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF MAY 31, 2000)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF MAY 31, 2000)

                                                         % OF
     STOCK                         SECTOR             PORTFOLIO
     ----------------------------------------------------------

     Wellpoint Health Networks     Health Care           6.5%
     Merck                         Health Care           5.5%
     Intel                         Technology            5.3%
     American Home Products        Health Care           5.2%
     R&B Falcon                    Energy                4.3%
     XL Capital Limited            Financial             4.1%
     Ace Limited                   Financial             4.1%
     Motorola                      Technology            4.0%
     Computer Associates
      International                Technology            3.2%
     Johnson & Johnson             Health Care           3.1%
                                                        -----
                                     TOTAL:             45.3%

COMPARATIVE PERFORMANCE

                                           TOTAL RETURNS         TOTAL RETURNS
                                          ---------------       ---------------
                                          SINCE INCEPTION*      SINCE INCEPTION*
                                          TO MAY 31, 2000       TO JUNE 30, 2000
                                          ---------------       ---------------
Atalanta/Sosnoff Focus Fund                    21.6%                 27.7%
Lipper Large-Cap Core Index                     7.6%                 11.5%
S&P 500 Index                                   4.7%                  7.3%

  * Inception (July 1, 1999)

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF MAY 31, 2000)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF MAY 31, 2000)

                                                         % OF
     STOCK                         SECTOR             PORTFOLIO
     ----------------------------------------------------------

     Global Marine                 Energy                7.9%
     R&B Falcon                    Energy                7.7%
     XL Capital Limited            Financial             7.2%
     Ace Limited                   Financial             6.9%
     Quanta Services               Consumer Cyclicals    6.9%
     El Paso Energy                Utilities             6.5%
     Nortel Networks               Technology            5.1%
     Transocean Sedco Forex        Energy                4.6%
     Rowan                         Energy                4.3%
     Aon                           Financial             4.3%
                                                        -----
                                     TOTAL:             61.4%

COMPARATIVE PERFORMANCE

                                           TOTAL RETURNS         TOTAL RETURNS
                                          ---------------       ---------------
                                          SINCE INCEPTION*      SINCE INCEPTION*
                                          TO MAY 31, 2000       TO JUNE 30, 2000
                                          ---------------       ---------------
Atalanta/Sosnoff Value Fund                     6.8%                  6.8%
Lipper Large-Cap Value Index                    7.6%                 11.5%
S&P 500 Index                                   4.7%                  7.3%

  * Inception (July 1, 1999)

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF MAY 31, 2000)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF MAY 31, 2000)

                                                         % OF
     STOCK                         SECTOR             PORTFOLIO
     ----------------------------------------------------------

     Wellpoint Health Networks     Health Care           3.9%
     American Home Products        Health Care           3.1%
     Ace Limited                   Financial             3.0%
     Johnson & Johnson             Health Care           3.0%
     Lowe's                        Consumer Cyclicals    2.9%
     R&B Falcon                    Energy                2.8%
     Bristol-Myers Squibb          Health Care           2.8%
     Motorola                      Technology            2.7%
     XL Capital Limited            Financial             2.7%
     IBM                           Technology            2.7%
                                                        -----
                                     TOTAL:             29.6%

COMPARATIVE PERFORMANCE

                                           TOTAL RETURNS         TOTAL RETURNS
                                          ---------------       ---------------
                                          SINCE INCEPTION*      SINCE INCEPTION*
                                          TO MAY 31, 2000       TO JUNE 30, 2000
                                          ---------------       ---------------

Atalanta/Sosnoff Balanced Fund                 13.0%                 16.5%
Lehman Brothers Intermediate
  Government/Credit Bond Index                  2.4%                  4.2%
S&P 500 Index                                   4.7%                  7.3%
65/35 Composite Blend                           4.1%                  6.4%

  * Inception (July 1, 1999)

STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2000
=====================================================================================================================
                                              ATALANTA/SOSNOFF  ATALANTA/SOSNOFF  ATALANTA/SOSNOFF   ATALANTA/SOSNOFF
                                                    FUND           FOCUS FUND        VALUE FUND        BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At acquisition cost ....................      $ 17,561,660      $  2,518,581      $  1,865,168       $  2,369,407
                                                ============      ============      ============       ============
  At market value (Note 1) ...............      $ 18,910,216      $  2,584,994      $  2,143,173       $  2,402,086
Interest receivable ......................             5,929               235               530              1,105
Dividends receivable .....................            15,619             2,665             2,988              1,553
Receivable for securities sold ...........                --            48,337           320,785                 --
Receivable from Adviser (Note 3) .........                --            22,180            27,508             23,386
Organization costs, net (Note 1) .........            34,584                --                --                 --
Other assets .............................             2,916             1,503             1,503              1,503
                                                ------------      ------------      ------------       ------------
  TOTAL ASSETS ...........................        18,969,264         2,659,914         2,496,487          2,429,633
                                                ------------      ------------      ------------       ------------
LIABILITIES
Bank overdraft ...........................                --             1,754                --                 --
Payable for securities purchased .........           460,721            53,455           352,546             60,531
Payable to affiliates (Note 3) ...........            17,508             4,500             4,500              4,500
Other accrued expenses and liabilities ...             5,629             2,168             2,628              2,180
                                                ------------      ------------      ------------       ------------
  TOTAL LIABILITIES ......................           483,858            61,877           359,674             67,211
                                                ------------      ------------      ------------       ------------

NET ASSETS ...............................      $ 18,485,406      $  2,598,037      $  2,136,813       $  2,362,422
                                                ============      ============      ============       ============
Net assets consist of:
Paid-in capital ..........................      $ 13,637,717      $  2,153,145      $  1,994,728       $  2,100,143
Undistributed net investment income ......                --                --                --              1,525
Accumulated net realized gains (losses)
  from security transactions .............         3,499,133           378,479          (135,920)           228,075
Net unrealized appreciation on
  investments ............................         1,348,556            66,413           278,005             32,679
                                                ------------      ------------      ------------       ------------
Net assets ...............................      $ 18,485,406      $  2,598,037      $  2,136,813       $  2,362,422
                                                ============      ============      ============       ============
Shares of beneficial interest
  outstanding (unlimited number of
  shares authorized, no par value) .......         1,237,772           213,697           200,000            209,628
                                                ============      ============      ============       ============
Net asset value, offering price and
  redemption price per share
  (Note 1) ...............................      $      14.93      $      12.16      $      10.68       $      11.27
                                                ============      ============      ============       ============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
=========================================================================================================================
                                                ATALANTA/SOSNOFF   ATALANTA/SOSNOFF   ATALANTA/SOSNOFF   ATALANTA/SOSNOFF
                                                      FUND            FOCUS FUND         VALUE FUND       BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------
                                                      YEAR              PERIOD             PERIOD             PERIOD
                                                     ENDED               ENDED              ENDED              ENDED
                                                    MAY 31,             MAY 31,            MAY 31,            MAY 31,
                                                      2000              2000(A)            2000(A)            2000(A)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ................................      $     40,425       $      8,140       $      7,023       $     33,340
   Dividends ...............................            60,760              7,849             12,974              5,286
                                                  ------------       ------------       ------------       ------------
TOTAL INVESTMENT INCOME ....................           101,185             15,989             19,997             38,626
                                                  ------------       ------------       ------------       ------------
EXPENSES
   Investment advisory fees (Note 3) .......           122,517             16,649             13,419             15,837
   Service plan expense (Note 3) ...........            40,815              5,560              4,481              5,288
   Accounting services fees (Note 3) .......            24,000             22,000             22,000             22,000
   Administration fees (Note 3) ............            24,908             11,000             11,000             11,000
   Transfer agent fees (Note 3) ............            18,000             16,500             16,500             16,500
   Trustees' fees and expenses .............            11,945              5,008              5,008              5,008
   Custodian fees ..........................            11,544              3,838              4,940              3,781
   Registration fees .......................             8,668              4,985              4,945              4,970
   Printing of shareholder reports .........            15,046              2,296              2,099              2,141
   Professional fees .......................             8,973              2,071              2,071              2,071
   Organization expense (Note 1) ...........            11,528                 --                 --                 --
   Insurance expense .......................             9,145                 --                 --                 --
   Postage and supplies ....................             5,451                756                736                720
   Other expenses ..........................             5,050                718                655                713
                                                  ------------       ------------       ------------       ------------
      TOTAL EXPENSES .......................           317,590             91,381             87,854             90,029
   Fees waived and expenses reimbursed by
      the Adviser (Note 3) .................           (72,558)           (58,083)           (61,016)           (58,355)
                                                  ------------       ------------       ------------       ------------
      NET EXPENSES .........................           245,032             33,298             26,838             31,674
                                                  ------------       ------------       ------------       ------------

NET INVESTMENT INCOME (LOSS) ...............          (143,847)           (17,309)            (6,841)             6,952
                                                  ------------       ------------       ------------       ------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
   Net realized gains (losses)
      from security transactions ...........         4,043,536            395,788           (135,920)           228,075
   Net change in unrealized appreciation/
      depreciation on investments ..........          (976,693)            66,413            278,005             32,679
                                                  ------------       ------------       ------------       ------------
NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS .....................         3,066,843            462,201            142,085            260,754
                                                  ------------       ------------       ------------       ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................      $  2,922,996       $    444,892       $    135,244       $    267,706
                                                  ============       ============       ============       ============

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                                          Atalanta/
                                                                                           Sosnoff
                                                        Atalanta/Sosnoff Fund             Focus Fund
                                                   -------------------------------       ------------
                                                       Year              Period             Period
                                                      Ended              Ended              Ended
                                                      May 31,            May 31,            May 31,
                                                       2000              2000(a)            2000(a)
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss ......................      $   (143,847)      $    (59,472)      $    (17,309)
   Net realized gains (losses) from
      security transactions .................         4,043,536           (412,084)           395,788
   Net change in unrealized appreciation
      /depreciation on investments ..........          (976,693)         2,325,249             66,413
                                                   ------------       ------------       ------------
Net increase in net assets from operations ..         2,922,996          1,853,693            444,892
                                                   ------------       ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold .................         2,762,820         11,915,638          2,178,145
  Payments for shares redeemed ..............          (680,380)          (389,361)           (25,000)
                                                   ------------       ------------       ------------
Net increase in net assets from capital
   share transactions .......................         2,082,440         11,526,277          2,153,145
                                                   ------------       ------------       ------------

TOTAL INCREASE IN NET ASSETS ................         5,005,436         13,379,970          2,598,037

NET ASSETS:
   Beginning of period (Note 1) .............        13,479,970            100,000                 --
                                                   ------------       ------------       ------------
   End of period ............................      $ 18,485,406       $ 13,479,970       $  2,598,037
                                                   ------------       ------------       ------------
CAPITAL SHARE ACTIVITY:
   Shares sold ..............................           197,725          1,120,933            215,686
   Shares redeemed ..........................           (52,407)           (38,479)            (1,989)
                                                   ------------       ------------       ------------
   Net increase in shares outstanding .......           145,318          1,082,454            213,697
   Shares outstanding, beginning of
      period (Note 1) .......................         1,092,454             10,000                 --
                                                   ------------       ------------       ------------
   Shares outstanding, end of period ........         1,237,772          1,092,454            213,697
                                                   ------------       ------------       ------------

(a) Represents the period from the initial public offering of shares (June 17, 1998) through May 31, 1999.
(b) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MAY 31, 2000(A)
=============================================================================================
                                                           ATALANTA/SOSNOFF  ATALANTA/SOSNOFF
                                                              VALUE FUND       BALANCED FUND
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income (loss) ......................      $     (6,841)      $      6,952
   Net realized gains (losses) from security
      transactions on investments ....................          (135,920)           228,075
   Net change in unrealized appreciation/
      depreciation on investments ....................           278,005             32,679
                                                            ------------       ------------
Net increase in net assets from operations ...........           135,244            267,706
                                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ........................                --             (5,427)
                                                            ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .........................         2,020,000          2,104,716
   Net asset value of share issued in reinvestment
      of distributions to shareholders ...............                --              5,427
   Payments for shares redeemed ......................           (18,431)           (10,000)
                                                            ------------       ------------
Net increase in net assets from capital share
   transactions ......................................         2,001,569          2,100,143
                                                            ------------       ------------

TOTAL INCREASE IN NET ASSETS .........................         2,136,813          2,362,422

NET ASSETS:
   Beginning of period (Note 1) ......................                --                 --
                                                            ------------       ------------
   End of period .....................................      $  2,136,813       $  2,362,422
                                                            ============       ============
CAPITAL SHARE ACTIVITY:
   Shares sold .......................................           201,961            209,934
   Shares reinvested .................................                --                509
   Shares redeemed ...................................            (1,961)              (815)
                                                            ------------       ------------
   Net increase in shares outstanding ................           200,000            209,628
   Shares outstanding, beginning of period (Note 1) ..                --                 --
                                                            ------------       ------------
   Shares outstanding, end of period .................           200,000            209,628
                                                            ============       ============

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
========================================================================================
                                                               YEAR             PERIOD
                                                              ENDED              ENDED
                                                              MAY 31,           MAY 31,
                                                               2000             1999(a)
----------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ...............      $    12.34        $    10.00
                                                            ----------        ----------
Income from investment operations:
   Net investment loss ...............................           (0.12)            (0.05)
   Net realized and unrealized gains on investments ..            2.71              2.39
                                                            ----------        ----------
Total from investment operations .....................            2.59              2.34
                                                            ----------        ----------

Net asset value at end of period .....................      $    14.93        $    12.34
                                                            ==========        ==========

Total return .........................................          20.99%            23.40%(b)
                                                            ==========        ==========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..................      $   18,485        $   13,480
                                                            ==========        ==========

Ratio of net expenses to average net assets(c) .......           1.50%             1.50%(d)

Ratio of net investment loss to average net assets ...          (0.88%)           (0.60%)(d)

Portfolio turnover rate ..............................            143%              124%(d)

(a) Represents the period from the initial public offering of shares (June 17, 1998) through May 31, 1999.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.95% and 2.54%(d) for the periods ended May 31, 2000 and 1999, respectively (Note 3).

(d)  Annualized.

ATALANTA/SOSNOFF FOCUS FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                      May 31,
                                                                      2000(a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .......................      $    10.00
                                                                    ----------
Income from investment operations:
  Net investment loss ........................................           (0.08)
  Net realized and unrealized gains on investments ...........            2.24
                                                                    ----------
Total from investment operations .............................            2.16
                                                                    ----------

Net asset value at end of period .............................      $    12.16
                                                                    ==========

Total return(b) ..............................................          21.60%
                                                                    ==========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..........................      $    2,598
                                                                    ==========

Ratio of net expenses to average net assets(c)(d) ............           1.50%

Ratio of net investment loss to average net assets(d) ........          (0.78%)

Portfolio turnover rate(d) ...................................            188%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.08%(d) for the period ended May 31, 2000 (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF VALUE FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                      May 31,
                                                                      2000(a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .......................      $    10.00
                                                                    ----------
Income from investment operations:
  Net investment loss ........................................           (0.03)
  Net realized and unrealized losses on investments ..........            0.71
                                                                    ----------
Total from investment operations .............................            0.68
                                                                    ----------

Net asset value at end of period .............................      $    10.68
                                                                    ==========

Total return(b) ..............................................           6.80%
                                                                    ==========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..........................      $    2,137
                                                                    ==========

Ratio of net expenses to average net assets(c)(d) ............           1.50%

Ratio of net investment loss to average net assets(d) ........          (0.38%)

Portfolio turnover rate(d) ...................................            416%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.87%(d) for the period ended May 31, 2000 (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                      May 31,
                                                                      2000(a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .......................      $    10.00
                                                                    ----------
Income from investment operations:
  Net investment income ......................................            0.03
  Net realized and unrealized gains on investments ...........            1.27
                                                                    ----------
Total from investment operations .............................            1.30
                                                                    ----------
Less distributions:
  Dividends from net investment income .......................           (0.03)
                                                                    ----------

Net asset value at end of period .............................      $    11.27
                                                                    ==========

Total return(b) ..............................................          12.98%
                                                                    ==========
RATIOS AND SUPPLEMENTAL DATA:

 Net assets at end of period (000's) .........................      $    2,362
                                                                    ==========

Ratio of net expenses to average net assets(c)(d) ............           1.50%

Ratio of net investment income to average net assets(d) ......           0.33%

Portfolio turnover rate(d) ...................................            200%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.23%(d) for the period ended May 31, 2000 (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2000
================================================================================
                                                                       MARKET
COMMON STOCKS -- 96.0%                                 SHARES/PAR      VALUE
--------------------------------------------------------------------------------
CAPITAL GOODS -- 1.1%
Tyco International Limited .......................        4,400    $    207,075
                                                                   ------------

COMMUNICATION SERVICES -- 3.7%
Crown Castle International* ......................        6,000         157,125
Nextel Communications - Class A* .................        1,800         166,725
Vodafone AirTouch PLC ............................        7,665         351,153
                                                                   ------------
                                                                        675,003
                                                                   ------------
CONSUMER CYCLICALS -- 5.3%
Best Buy* ........................................        3,000         192,000
Circuit City Stores - Circuit City Group .........        4,300         214,194
Costco Wholesale* ................................        7,000         223,562
Lowe's ...........................................        7,600         353,875
                                                                   ------------
                                                                        983,631
                                                                   ------------
CONSUMER STAPLES -- 16.7%
Anheuser-Busch ...................................        4,000         310,000
AT&T Corporation - Liberty Media Group - Class A*        13,000         576,063
Cablevision Systems - Class A* ...................        4,900         306,863
Fox Entertainment Group - Class A* ...............       13,700         357,912
Kimberly-Clark ...................................        4,700         284,350
McDonald's .......................................        8,000         286,500
Mediaone* ........................................        4,200         280,612
News Corporation Limited - ADR ...................        7,000         274,312
Viacom - Class B* ................................        6,727         417,074
                                                                   ------------
                                                                      3,093,686
                                                                   ------------
ENERGY -- 9.2%
Diamond Offshore Drilling ........................        7,000         286,125
R&B Falcon* ......................................       32,900         771,094
Santa Fe International ...........................        5,900         228,994
Transocean Sedco Forex ...........................        8,600         423,012
                                                                   ------------
                                                                      1,709,225
                                                                   ------------
FINANCIAL -- 14.7%
Ace Limited ......................................       21,400         573,788
American International Group .....................        3,375         379,898
Aon ..............................................        8,000         281,000
CIT Group - Class A ..............................       11,000         201,438
Citigroup ........................................        3,850         239,422
Loews ............................................        5,600         368,900
XL Capital Limited ...............................       11,300         672,350
                                                                   ------------
                                                                      2,716,796
                                                                   ------------

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 96.0% (continued)                    SHARES/PAR       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 21.9%
American Home Products ...........................       14,200    $    765,025
Amgen* ...........................................        2,600         165,425
Bristol-Myers Squibb .............................        9,600         528,600
ICN Pharmaceuticals ..............................        8,300         288,944
Johnson & Johnson ................................        6,000         537,000
Merck ............................................        9,000         671,625
Oxford Health Plans* .............................       19,200         408,000
Wellpoint Health Networks* .......................        9,300         675,412
                                                                   ------------
                                                                      4,040,031
                                                                   ------------
TECHNOLOGY -- 20.0%
Apple Computer* ..................................        5,300         445,200
Applied Materials* ...............................        4,700         392,450
Computer Associates International ................        9,600         494,400
Corning ..........................................        1,700         328,844
First Data .......................................        5,200         291,525
IBM ..............................................        5,600         600,950
Intel ............................................        5,200         648,050
Motorola .........................................        5,300         496,875
                                                                   ------------
                                                                      3,698,294
                                                                   ------------
UTILITIES -- 3.4%
AES* .............................................        3,400         296,650
Dynegy - Class A .................................        4,200         323,925
                                                                   ------------
                                                                        620,575
                                                                   ------------
TOTAL COMMON STOCKS (Cost $16,505,760) ...........                 $ 17,744,316
                                                                   ------------

CONVERTIBLE CORPORATE BONDS -- 1.7%
Sirus Satellite Radio Sub. Conv., 8.75%, 09/29/09
(Cost $200,000) ..................................   $  200,000    $    310,000
                                                                   ------------

CASH EQUIVALENTS -- 4.6%
Firstar Stellar Treasury Fund (Cost $855,900) ....      855,900    $    855,900
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 102.3% (Cost $17,561,660)           $ 18,910,216

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.3%) ..                     (424,810)
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $ 18,485,406
                                                                   =============

*    Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2000
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.5%                                   SHARES        VALUE
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 5.0%
Crown Castle International* ......................        1,800    $     47,137
Nextel Communications - Class A* .................          300          27,788
Vodafone AirTouch PLC ............................        1,179          54,013
                                                                   ------------
                                                                        128,938
                                                                   ------------
CONSUMER CYCLICALS -- 5.1%
Circuit City Stores - Circuit City Group .........          600          29,887
Costco Wholesale* ................................          900          28,744
Lowe's ...........................................        1,600          74,500
                                                                   ------------
                                                                        133,131
                                                                   ------------
CONSUMER STAPLES -- 11.6%
Anheuser-Busch ...................................          900          69,750
AT&T Corporation - Liberty Media Group - Class A*         1,600          70,900
McDonald's .......................................        1,400          50,138
Sirius Satellite Radio* ..........................        1,300          49,238
Viacom - Class B* ................................          976          60,512
                                                                   ------------
                                                                        300,538
                                                                   ------------
ENERGY -- 10.3%
Diamond Offshore Drilling ........................        1,000          40,875
Nabors Industries* ...............................          600          25,800
R&B Falcon* ......................................        4,700         110,156
Santa Fe International ...........................          800          31,050
Transocean Sedco Forex ...........................        1,200          59,025
                                                                   ------------
                                                                        266,906
                                                                   ------------
FINANCIAL -- 15.4%
Ace Limited ......................................        4,000         107,250
American International Group .....................          500          56,281
Aon ..............................................        1,100          38,637
Citigroup ........................................          900          55,969
Loews ............................................          600          39,525
XL Capital Limited ...............................        1,800         107,100
                                                                   ------------
                                                                        404,762
                                                                   ------------
HEALTH CARE -- 26.8%
American Home Products ...........................        2,500         134,687
Amgen* ...........................................          400          25,450
Bristol-Myers Squibb .............................        1,300          71,581
Johnson & Johnson ................................          900          80,550
Merck ............................................        1,900         141,788
Oxford Health Plans* .............................        3,500          74,375
Wellpoint Health Networks* .......................        2,300         167,038
                                                                   ------------
                                                                        695,469
                                                                   ------------

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.5% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.1%
Apple Computer* ..................................          800    $     67,200
Applied Materials* ...............................          600          50,100
Computer Associates International ................        1,600          82,400
Corning ..........................................          300          58,031
IBM ..............................................          700          75,119
Intel ............................................        1,100         137,088
Motorola .........................................        1,100         103,125
                                                                   ------------
                                                                        573,063
                                                                   ------------
UTILITIES -- 3.2%
AES* .............................................          500          43,625
Dynegy - Class A .................................          500          38,562
                                                                   ------------
                                                                         82,187
                                                                   ------------
TOTAL COMMON STOCKS (Cost $2,518,581) ............                 $  2,584,994
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 99.5% (Cost $2,518,581)             $  2,584,994

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% ....                       13,043
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $  2,598,037
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2000
================================================================================
                                                                       MARKET
COMMON STOCKS -- 94.9%                                   SHARES        VALUE
--------------------------------------------------------------------------------
CAPITAL GOODS -- 1.8%
CE Franklin Limited* .............................        6,000    $     37,500
                                                                   ------------

CONSUMER CYCLICALS -- 6.9%
Quanta Services* .................................        3,000         147,000
                                                                   ------------

CONSUMER STAPLES -- 3.7%
Anheuser-Busch ...................................          400          31,000
Pepsi Bottling Group .............................        2,000          52,250
                                                                   ------------
                                                                         83,250
                                                                   ------------
ENERGY -- 35.4%
Global Marine* ...................................        6,000         169,875
Key Energy Services* .............................        7,500          81,563
Marine Drilling* .................................        2,200          63,250
Nabors Industries* ...............................        2,000          86,000
R&B Falcon* ......................................        7,000         164,062
Rowan* ...........................................        3,000          93,188
Transocean Sedco Forex ...........................        2,000          98,375
                                                                   ------------
                                                                        756,313
                                                                   ------------
FINANCIAL -- 22.6%
Ace Limited ......................................        5,500         147,469
Aon ..............................................        2,600          91,325
Everest Re Group Limited .........................        2,600          88,400
XL Capital Limited ...............................        2,600         154,700
                                                                   ------------
                                                                        481,894
                                                                   ------------
HEALTH CARE -- 4.8%
Healthcare Company ...............................          900          24,300
Oxford Health Plans* .............................        1,600          34,000
Tenet Healthcare .................................        1,700          43,562
                                                                   ------------
                                                                        101,862
                                                                   ------------
TECHNOLOGY -- 5.1%
Nortel Networks ..................................        2,000         108,625
                                                                   ------------

UTILITIES -- 14.6%
AES* .............................................        1,000          87,250
Dynegy - Class A .................................        1,097          84,606
El Paso Energy ...................................        2,700         139,050
                                                                   ------------
                                                                        310,906
                                                                   ------------

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 94.9% (continued)                      SHARES         VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,749,345) ............                 $  2,027,350
                                                                   ------------

CASH EQUIVALENTS -- 5.4%
Firstar Stellar Treasury Fund (Cost $115,823) ....      115,823    $    115,823
                                                                   ------------

TOTAL INVESTMENT SECURITIES-- 100.3% (Cost $1,865,168)             $  2,143,173
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3%)                           (6,360)
                                                                   ------------

NET ASSETS-- 100.0%                                                $  2,136,813
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2000
================================================================================
                                                                       MARKET
COMMON STOCKS -- 74.3%                                 SHARES/PAR      VALUE
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 3.2%
Crown Castle International* ......................          800    $     20,950
Vodafone AirTouch PLC ............................        1,179          54,013
                                                                   ------------
                                                                         74,963
                                                                   ------------
CONSUMER CYCLICALS -- 5.3%
Best Buy* ........................................          400          25,600
Circuit City Stores - Circuit City Group .........          600          29,888
Lowe's ...........................................        1,500          69,844
                                                                   ------------
                                                                        125,332
                                                                   ------------
CONSUMER STAPLES -- 7.3%
Anheuser-Busch ...................................          500          38,750
AT&T Corporation - Liberty Media Group - Class A*         1,100          48,744
McDonald's .......................................          700          25,069
Viacom - Class B* ................................          976          60,512
                                                                   ------------
                                                                        173,075
                                                                   ------------
ENERGY -- 7.0%
Diamond Offshore Drilling ........................          900          36,788
R&B Falcon* ......................................        2,900          67,969
Santa Fe International ...........................          800          31,050
Transocean Sedco Forex ...........................          600          29,512
                                                                   ------------
                                                                        165,319
                                                                   ------------
FINANCIAL -- 13.6%
Ace Limited ......................................        2,700          72,394
American International Group .....................          200          22,512
Aon ..............................................        1,000          35,125
Citigroup ........................................          800          49,750
Heller Financial .................................        1,600          30,200
Loews ............................................          700          46,112
XL Capital Limited ...............................        1,100          65,450
                                                                   ------------
                                                                        321,543
                                                                   ------------
HEALTH CARE -- 18.9%
American Home Products ...........................        1,400          75,425
Amgen* ...........................................          400          25,450
Bristol-Myers Squibb .............................        1,200          66,075
Johnson & Johnson ................................          800          71,600
Merck ............................................          800          59,700
Oxford Health Plans* .............................        2,500          53,125
Wellpoint Health Networks* .......................        1,300          94,412
                                                                   ------------
                                                                        445,787
                                                                   ------------

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 74.3% (CONTINUED)                    SHARES/PAR       VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.9%
Apple Computer* ..................................          700    $     58,800
Applied Materials* ...............................          700          58,450
Computer Associates International ................          900          46,350
Corning ..........................................          100          19,344
IBM ..............................................          600          64,388
Intel ............................................          500          62,312
Motorola .........................................          700          65,625
                                                                   ------------
                                                                        375,269
                                                                   ------------
UTILITIES -- 3.1%
AES* .............................................          400          34,900
Dynegy - Class A .................................          500          38,562
                                                                   ------------
                                                                         73,462
                                                                   ------------
TOTAL COMMON STOCKS (Cost $1,719,598)                              $  1,754,750
                                                                   ------------

CORPORATE BONDS -- 4.0%
Nextel Communications, 9.375%, 11/15/09
   (Cost $96,975) ................................   $  100,000    $     94,000
                                                                   ------------

U.S. TREASURY BILLS --  20.9%
U.S. Treasury Bill, 5.75%, 8/17/00
   (Amortized Cost $493,712) .....................   $  500,000    $    494,214
                                                                   ------------

CASH EQUIVALENTS --  2.5%
Firstar Stellar Treasury Fund (Cost $59,122) .....       59,122    $     59,122
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 101.7% (Cost $2,369,407)            $  2,402,086

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7%) ..                      (39,664)
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $  2,362,422
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES
The Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Atalanta/Sosnoff Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 29, 1998. The Atalanta/Sosnoff Fund was capitalized on May 6, 1998 when Atalanta/Sosnoff Capital Corporation (Delaware) (the Adviser) purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund commenced on July 1, 1999, when the Adviser purchased the initial 200,000 shares of each Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Fund commenced on June 17, 1998. The Funds had no operations prior to the public offering of their respective shares except for the initial issuance of shares.

The Atalanta/Sosnoff Fund seeks long-term capital appreciation, through equity investments in companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The Atalanta/Sosnoff Focus Fund is a non-diversified fund that seeks long-term capital appreciation by concentrating its investments in a core position of 20-25 common stocks of companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The  Atalanta/Sosnoff   Value  Fund  seeks  long-term  capital  appreciation  by
investing primarily in equity securities which the Adviser believes are fundamentally undervalued.

The Atalanta/Sosnoff Balanced Fund seeks to preserve capital while producing long-term capital appreciation by investing in a blend of common stocks and fixed-income securities.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- For the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. For the Atalanta/Sosnoff Balanced Fund dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

================================================================================

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Atalanta/Sosnoff Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2000:

-------------------------------------------------------------------------------------------------------------
                                    ATALANTA/SOSNOFF   ATALANTA/SOSNOFF    ATALANTA/SOSNOFF   ATALANTA/SOSNOFF
                                          FUND            FOCUS FUND          VALUE FUND        BALANCED FUND
-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ...     $  2,177,455       $    230,773        $    292,931        $    144,974
Gross unrealized depreciation ...         (876,555)          (169,477)            (14,926)           (115,409)
                                      ------------       ------------        ------------        ------------
Net unrealized appreciation .....     $  1,300,900       $     61,296        $    278,005        $     29,565
                                      ============       ============        ============        ============
Federal income tax cost .........     $ 17,609,316       $  2,523,698        $  1,865,168        $  2,372,521
                                      ============       ============        ============        ============
-------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of May 31, 2000, the Atalanta/Sosnoff Value Fund had capital loss carryforwards for federal income tax purposes of $135,920, which expire May 31, 2008. These capital loss carryforwards may be utilized in future years to offset net realized gains prior to distributing any such gains to shareholders.

Reclassification of capital accounts - For the period ended May 31, 2000, the Atalanta/Sosnoff Fund reclassified net investment losses of $11,528 against paid-in capital and $132,319 against accumulated net realized gains from security transactions, the Atalanta/Sosnoff Focus Fund reclassified net investment losses of $17,309 against accumulated net realized gains from security transactions and the Atalanta/Sosnoff Value Fund reclassified net investment losses of $6,841 against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Funds' net assets or net asset value per share.

================================================================================

2.   INVESTMENT TRANSACTIONS
Investment transactions, other than short-term investments, were as follows for the period ended May 31, 2000:

------------------------------------------------------------------------------------------------------------------
                                        ATALANTA/SOSNOFF   ATALANTA/SOSNOFF    ATALANTA/SOSNOFF   ATALANTA/SOSNOFF
                                              FUND            FOCUS FUND          VALUE FUND        BALANCED FUND
------------------------------------------------------------------------------------------------------------------
Purchases of investment securities ..     $ 24,361,008       $  5,766,467        $  8,270,561        $  4,390,375
Proceeds from sales of
  investment securities..............     $ 22,499,663       $  3,643,674        $  6,385,297        $  2,802,355
------------------------------------------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES
The President of the Trust is also Executive Vice President of the Adviser and the President and Chief Executive Officer of Atalanta/Sosnoff Management Corporation (the Distributor), the principal underwriter for each Fund and exclusive agent for the distribution of Fund shares. The Vice President of the Trust is also Vice President of the Adviser. Certain other officers of the Trust are also officers of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

The Adviser currently intends to voluntarily waive its investment advisory fees and reimburse the Funds for expenses incurred to the extent necessary to limit total operating expenses of each Fund to a maximum level of 1.50% of each Fund's average daily net assets. Accordingly, the Adviser waived investment advisory fees of $43,963 and reimbursed $28,595 of other operating expenses for the Atalanta/Sosnoff Fund, waived its investment advisory fees of $16,649 and reimbursed $41,434 of other operating expenses for the Atalanta/Sosnoff Focus Fund, waived its investment advisory fees of $13,419 and reimbursed $47,597 of other operating expenses for the Atalanta/Sosnoff Value Fund and waived its investment advisory fees of $15,837 and reimbursed $42,518 of other operating expenses for the Atalanta/Sosnoff Balanced Fund during the period ended May 31, 2000.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% on each Fund's average daily net assets up to $50 million; 0.125% on such net assets between $50 million and $100 million; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee for each Fund.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a fee, based on current asset levels, of $2,000 per month from each Fund. In addition, each Fund reimburses IFS for
out-of-pocket   expenses  related  to  the  pricing  of  each  Fund's  portfolio securities.

================================================================================
TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee for each Fund. In addition, each Fund reimburses IFS for out-of-pocket expenses including, but not limited to, postage and supplies.

SERVICE PLAN
The Trust has adopted a Service Plan (the Plan) under which each Fund compensates the Distributor for services related to the distribution and promotion of Fund shares. Each Fund pays the Distributor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund. During the period ended May 31, 2000, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund incurred expenses of $40,815, $5,560, $4,481 and $5,288, respectively, under the Plan.

INDEPENDENT AUDITOR'S REPORT
================================================================================

[logo]
ARTHUR ANDERSEN

To the  Shareholders  and Board of Trustees of the  Atalanta/Sosnoff  Investment
Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Atalanta/Sosnoff Investment Trust (comprising, respectively, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund) as of May 31, 2000, and the related statements of operations for the periods then ended, the statements of changes in net assets and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Atalanta/Sosnoff Investment Trust, as of May 31, 2000, the results of their operations for the periods then ended and the changes in their net assets and financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Anderson LLP

Cincinnati, Ohio
July 12, 2000

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